Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended			8 Months Ended		9 Months Ended
	Jan. 30, 2019	Jan. 30, 2018	Feb. 28, 2019	Feb. 28, 2018	Apr. 30, 2019	Apr. 30, 2018	May 29, 2019	May 29, 2018	Jul. 15, 2019	Jun. 30, 2019	Jun. 28, 2019	Aug. 09, 2019	Jul. 31, 2019	Jul. 30, 2019	Aug. 30, 2019	Aug. 28, 2019	Sep. 20, 2019	Aug. 07, 2019	Jul. 12, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common Stock - shares issued										87,872,522										87,604,645
Subsequent Event
Subsequent Event [Line Items]
Common Stock - shares issued																	1,640,179
Proceeds from stock issuance program																	$ 5,356
Subsequent Event | Suezmax tanker Hull 8041
Subsequent Event [Line Items]
Debt Instrument Face Amount																			$ 56,352
Amount drawn down													$ 6,979
Subsequent Event | Aframax tanker Hull 5033 | Fourth installment
Subsequent Event [Line Items]
Amount drawn down									$ 5,172
Subsequent Event | Suezmax tanker Hull 8042
Subsequent Event [Line Items]
Debt Instrument Face Amount																		$ 54,387
Amount drawn down												$ 6,733
Subsequent Event | Suezmax tanker Hull 5036
Subsequent Event [Line Items]
Amount drawn down															$ 5,172
8.00% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.5	$ 0.5			$ 0.5	$ 0.5					$ 0.5
Preferred stock dividend rate percentage										8.00%
8.00% Series B Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid														$ 0.5
Payments for Repurchase of Redeemable Preferred Stock														$ 50,000
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	0.55469	$ 0.55469			0.55469	$ 0.55469
Preferred stock dividend rate percentage										8.875%
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid														$ 0.55469
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.54687	$ 0.54687			$ 0.54687	$ 0.54687
Preferred stock dividend rate percentage										8.75%
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid																$ 0.54687
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid			$ 0.57812				$ 0.57812
9.25% Series E Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid																$ 0.57812
9.50% Series F Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid	$ 0.59375				$ 0.59375
Preferred stock dividend rate percentage										9.50%
9.50% Series F Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid														$ 0.59375